UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07169

Morgan Stanley International SmallCap Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	May 31, 2008

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International SmallCap Fund

Portfolio of Investments August 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (96.4%)
	Australia (5.2%)
	Apparel/Footwear
385,004	Pacific Brands Ltd.	$1,059,665

	Food: Major Diversified
443,626	Goodman Fielder Ltd.	944,217

	Hospital/Nursing Management
35,314	Ramsay Health Care Ltd.	304,867

	Packaged Software
800,844	Infomedia Ltd.	403,158
456,592	MYOB Ltd.	453,440
		856,598
	Total Australia	3,165,347

	Austria (1.1%)
	Electrical Products
16,848	Zumtobel AG	651,641

	Belgium (2.1%)
	Food: Specialty/Candy
14,570	Omega Pharma S.A.	1,285,632

	Canada (0.5%)
	Miscellaneous
48,003	Timminco Ltd.*	317,413

	Cayman Islands (0.5%)
	Semiconductors
3,536,000	Solomon Systech International Ltd.	296,725

	Denmark (2.4%)
	Beverages: Alcoholic
4,932	Carlsberg A/S (Series B)	664,499

	Food: Specialty/Candy
11,149	Danisco A/S	820,366
	Total Denmark	1,484,865

	Finland (1.8%)
	Food: Specialty/Candy
13,535	HKScan Oyj	327,931

	Marine Shipping
15,904	Cargotec Corp. (B Shares)	774,672
	Total Finland	1,102,603

	France (6.4%)
	Aerospace & Defense
7,801	Zodiac S.A.	564,139

	Computer Processing Hardware
75,284	Bull S.A.*	530,610

	Electrical Products
2,892	Nexans S.A.	469,724

	Financial Publishing/Services
9,134	GL Trade S.A.	485,675

	Miscellaneous Manufacturing
17,975	Saft Groupe S.A.*	763,017

	Pharmaceuticals: Other
12,971	Ipsen S.A.	682,375

	Real Estate Development
7,261	Icade	444,402
	Total France	3,939,942

	Germany (4.3%)
	Aerospace & Defense
21,037	MTU Aero Engines Holding AG	1,342,734

	Chemicals: Agricultural
4,324	K+S AG	621,565

	Industrial Machinery
11,527	Gildemeister AG	268,431

	Internet Software/Services
2,901	SCS Standard Computersysteme (a)*	0

	Investment Banks/Brokers
12,463	AWD Holding AG	420,691
	Total Germany	2,653,421

	Ireland (2.7%)
	Food: Meat/Fish/Dairy
168,248	Glanbia PLC	924,493

	Food: Specialty/Candy
31,241	Kerry Group PLC (A Shares)	760,497
	Total Ireland	1,684,990

	Italy (6.4%)
	Auto Parts: O.E.M.
38,450	Sogefi SpA	334,483

	Beverages: Alcoholic
94,169	Davide Campari-Milano SpA	1,025,784

	Construction Materials
26,212	Buzzi Unicem SpA	752,772

	Electrical Products
18,347	Prysmian SpA*	456,676

	Electronic Components
10,082	SAES Getters SpA	380,665

	Industrial Machinery
50,954	Interpump Group SpA*	510,203

	Regional Banks
52,601	Banca CR Firenze	471,098
	Total Italy	3,931,681

	Japan (c) (28.5%)
	Commercial Printing/Forms
41,600	Nissha Printing Co., Ltd.	1,157,472
9,100	Pronexus Inc.	76,610
		1,234,082
	Computer Peripherals
151	Wacom Co., Ltd.	302,898

	Containers/Packaging
168,000	Rengo Co., Ltd.	1,048,392

	Electric Utilities: West
6,500	Okinawa Electric Power Company	394,879

	Electrical Products
12,800	Mabuchi Motor Co., Ltd.	833,533

	Electronic Components
28,800	Yamaichi Electronics Co., Ltd.	193,960

	Electronic Equipment/Instruments
50	Osaki Engineering Co., Ltd.	120,726
43,000	Sokkia Co., Ltd.	179,294
		300,020
	Electronic Production Equipment
5,400	Miraial Co., Ltd.	314,274
33,500	Shinkawa Ltd.	652,273
75	V Technology Co., Ltd.	126,866
		1,093,413

	Electronics/Appliance Stores
22,400	Hikari Tsushin, Inc.	652,699

	Electronics/Appliances
9,500	Nihon Trim Co., Ltd.	323,804

	Finance/Rental/Leasing
302,500	APLUS Co., Ltd.*	300,564
45,500	Century Leasing System, Inc.	555,253
48,800	Fuyo General Lease Co., Ltd.	1,389,745
67,000	Jaccs Co., Ltd.	137,755
84,600	Japan Securities Finance Co., Ltd.	944,976
		3,328,293
	Food: Specialty/Candy
79,000	Ariake Japan Co., Ltd.	1,650,994

	Household/Personal Care
16,500	Milbon Co., Ltd.	492,201

	Industrial Specialties
22,900	Nihon Micro Coating Co., Ltd.	101,867
6,000	Taisei Lamick Co., Ltd.	136,535
		238,402
	Medical Specialties
17,400	Miraca Holdings Inc.	370,143
5,300	Nakanishi Inc.	614,112
		984,255
	Miscellaneous
69	The Yachiyo Bank Ltd.	297,289

	Miscellaneous Manufacturing
57,000	Takuma Co., Ltd.	360,352

	Movies/Entertainment
24,100	TOEI ANIMATION CO., LTD.	611,405

	Pharmaceuticals: Other
38,400	Tsumura & Co.	625,588

	Real Estate Development
1,012	Arealink Co., Ltd.	433,185
6,600	Atrium Co., Ltd.	188,617
135	Sun Frontier Fudousan Co., Ltd.	229,969
		851,771
	Recreational Products
42,400	Mars Engineering Corp.	906,559

	Restaurants
1,500	Hurxley Corp.	20,440
26,400	Nippon Restaurant System, Inc.	779,126
		799,566
	Total Japan	17,524,355

	Netherlands (3.4%)
	Apparel/Footwear Retail
11,680	Macintosh Retail Group NV	415,166

	Building Products
26,646	WAVIN NV	626,706

	Industrial Machinery
10,755	Advanced Metallurginal Group NV*	447,069

	Personnel Services
18,172	USG People NV	578,946
	Total Netherlands	2,067,887

	New Zealand (0.8%)
	Discount Stores
67,657	Warehouse Group Ltd. (The)	267,999

	Medical Specialties
105,608	Fisher & Paykel Healthcare Corporation Ltd.	250,336
	Total New Zealand	518,335

	Norway (5.1%)
	Contract Drilling
13,953	Fred. Olsen Energy ASA	642,456

	Engineering & Construction
16,985	Veidekke ASA	155,288

	Oil & Gas Production
50,387	Revus Energy ASA*	570,968

	Publishing: Newspapers
32,699	Schibsted ASA	1,479,763

	Pulp & Paper
22,781	Norske Skogindustrier ASA	278,237
	Total Norway	3,126,712

	Spain (0.9%)
	Pulp & Paper
15,355	Miquel y Costas & Miquel, S.A.	523,511

	Sweden (4.6%)
	Advertising/Marketing Services
56,803	Eniro AB	689,612

	Aerospace & Defense
42,025	Saab AB (B Shares)	1,045,342

	Electronic Production Equipment
68,770	Micronic Laser Systems AB*	423,993

	Pulp & Paper
44,935	Billerud Aktiebolag	627,422
	Total Sweden	2,786,369

	Switzerland (6.1%)
	Building Products
4,991	Schindler Holding AG (Participation Certificates)	306,275
141	Zehnder Group AG (Bearer Shares)	299,713
		605,988
	Electronic Components
1,157	Lem Holding SA (Registered Shares)	339,521

	Industrial Specialties
814	sia Abrasives Holding AG (Registered Shares)	313,269

	Miscellaneous Manufacturing
2,034	Kaba Holding AG (Registered B Shares)*	568,431

	Pharmaceuticals: Major
3,214	Galenica AG (Registered Shares)	1,199,767

	Trucks/Construction/Farm Machinery
4,242	Bucher Industries AG (Registered Shares)	717,173
	Total Switzerland	3,744,149

	United Kingdom (13.6%)
	Aerospace & Defense
146,500	Meggitt PLC	943,788

	Beverages: Non-Alcoholic
3,500	Britvic PLC	23,591

	Biotechnology
147,943	Ark Therapeutics Group PLC*	336,031

	Casino/Gaming
49,567	William Hill PLC	616,334

	Finance/Rental/Leasing
87,519	Cattles PLC	645,734

	Food: Specialty/Candy
343,094	Premier Foods PLC	1,681,273

	Industrial Machinery
20,563	Rotork PLC	418,483
24,055	Spirax-Sarco Engineering PLC	473,399
		891,882
	Miscellaneous Manufacturing
69,157	IMI PLC	790,476

	Restaurants
72,856	Luminar PLC		1,043,334

	Specialty Stores
64,267	Land of Leather Holdings PLC		308,546

	Trucking
142,158	Wincanton PLC		1,099,914
	Total United Kingdom		8,380,903
	Total Common Stocks
	(Cost $52,743,619)		59,186,481

NUMBER OF
SHARES
	Preferred Stock (1.4%)
	Germany
	Industrial Machinery
14,904	Sartorius AG (Cost $105,785)		857,499

NUMBER OF SHARES (000)
	Short-Term Investment (b) (0.4%)
	Investment Company
$232	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $231,939)		231,939

	Total Investments
	(Cost $53,081,343) (d)	98.2%	60,275,919

	Other Assets in Excess of Liabilities	1.8	1,124,435

	Net Assets	100.0%	$61,400,354

*	Non-income producing security.

(a)	A security with a total market value of $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $1,907, for the period ended August 31, 2007.

(c)

At August 31, 2007, investments in securities of issuers in Japan represented 28.5% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,208,899 and the aggregate gross unrealized depreciation is $5,014,323, resulting in net unrealized appreciation of $7,194,576.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT AUGUST 31, 2007:

					UNREALIZED
CONTRACTS TO		IN		DELIVERY	APPRECIATION
DELIVER		EXCHANGE FOR		DATE	(DEPRECIATION)

CHF	7,636	JPY	732,169	09/03/07	$(2)
EUR	68,903	JPY	10,835,406	09/03/07	(411)
JPY	807,388	EUR	5,079	09/03/07	(45)
JPY	1,371,230	SEK	81,821	09/03/07	31
CHF	7,625	JPY	736,220	09/04/07	41
EUR	94,436	JPY	15,014,446	09/04/07	850
JPY	6,537,890		$56,177	09/04/07	(238)
JPY	12,779,800		$110,000	09/04/07	(275)

Net Unrealized Depreciation					$(49)

Currency Abbreviations:
EUR	Euro.
JPY	Japanese Yen.
SEK	Swedish Krona.
CHF	Swiss Franc.

Morgan Stanley International SmallCap Fund

Summary of Investments August 31, 2007 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS

Food: Specialty/Candy	$6,526,693	10.8%
Finance/Rental/Leasing	3,974,027	6.6
Aerospace & Defense	3,896,003	6.5
Industrial Machinery	2,975,084	4.9
Miscellaneous Manufacturing	2,482,276	4.1
Electrical Products	2,411,574	4.0
Restaurants	1,842,900	3.1
Beverages: Alcoholic	1,690,283	2.8
Electronic Production Equipment	1,517,406	2.5
Publishing: Newspapers	1,479,763	2.5
Pulp & Paper	1,429,170	2.4
Pharmaceuticals: Other	1,307,963	2.2
Real Estate Development	1,296,173	2.2
Medical Specialties	1,234,591	2.0
Commercial Printing/Forms	1,234,082	2.0
Building Products	1,232,694	2.0
Pharmaceuticals: Major	1,199,767	2.0
Trucking	1,099,914	1.8
Apparel/Footwear	1,059,665	1.8
Containers/Packaging	1,048,392	1.7
Food: Major Diversified	944,217	1.6
Food: Meat/Fish/Dairy	924,493	1.5
Electronic Components	914,146	1.5
Recreational Products	906,559	1.5
Packaged Software	856,598	1.4
Marine Shipping	774,672	1.3
Construction Materials	752,772	1.3
Trucks/Construction/Farm Machinery	717,173	1.2
Advertising/Marketing Services	689,612	1.1
Electronics/Appliance Stores	652,699	1.1
Contract Drilling	642,456	1.1
Chemicals: Agricultural	621,565	1.0
Casino/Gaming	616,334	1.0
Miscellaneous	614,702	1.0
Movies/Entertainment	611,405	1.0
Personnel Services	578,946	1.0
Oil & Gas Production	570,968	0.9
Industrial Specialties	551,671	0.9
Computer Processing Hardware	530,610	0.9
Household/Personal Care	492,201	0.8
Financial Publishing/Services	485,675	0.8
Regional Banks	471,098	0.8
Investment Banks/Brokers	420,691	0.7
Apparel/Footwear Retail	415,166	0.7
Electric Utilities: West	394,879	0.7
Biotechnology	336,031	0.6
Auto Parts: O.E.M.	334,483	0.6
Electronics/Appliances	323,804	0.5
Specialty Stores	308,546	0.5
Hospital/Nursing Management	304,867	0.5

Computer Peripherals	302,898	0.5
Electronic Equipment/Instruments	300,020	0.5
Semiconductors	296,725	0.5
Discount Stores	267,999	0.4
Investment Company	231,939	0.4
Engineering & Construction	155,288	0.3
Beverages: Non-Alcoholic	23,591	0.0
	$60,275,919	100.0%

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 18, 2007